Change in Standards, Interpretations and Accounting Policies - Summary of Deficit and Long-term Debt after Accounting Modifications (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Deficit	$ (967,051)	$ (755,688)
IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Deficit			$ 110
Long-term debt			$ (110)